DRINKER BIDDLE & REATH LLP

One Logan Square, Suite 2000

Philadelphia, PA  l9103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 3, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Roxbury Funds
(Registration Nos. 333-133691 and 811-21897)

Dear Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Registrant”), and pursuant to Rule 497(j)(1) and (2) under the Securities Act of 1933 (the “1933 Act”), the Registrant certifies that the prospectus and statement of additional information, each dated November 1, 2010, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from the prospectus and statement of additional information contained in the Registrant’s Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 28, 2010.

If you have any questions, please contact me at 215-988-2867.

Sincerely,

s/ Michelle Lombardo
Michelle Lombardo